Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Accrued outsourcing expenses	376,073	290,101	40,860
Accrued utilities and other expenses	160,913	131,775	18,560
Accrued transportation and logistic expenses	78,155	64,066	9,024
VAT and other tax payable	94,409	98,662	13,896
Deposit from suppliers	31,775	35,516	5,002
Interest payable	14,732	3,546	500
Accrued advertising expenses	13,360	11,126	1,567
Accrued professional fees	41,546	21,616	3,044
Total	810,963	656,408	92,453